Offerings - Offering: 1	Oct. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 201,262,103.7	[1]
Fee Rate	0.0087%	[1]
Amount of Registration Fee	$ 17,509.8	[1],[2]
Offering Note
(1)	Calculated solely for purposes of determining the amount of the filing fee.

This amount is based upon the Registrant’s offer to purchase up to 95% of each of the following which are outstanding as of October 14, 2026, at a purchase price of $3.00 each:
(i) shares of common stock, par value $0.0001 (“Common Stock”).
(ii) cash pre-funded warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 (“Cash Pre-Funded Warrants”).
(iii) cryptocurrency pre-funded warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 (“Cryptocurrency Pre-Funded Warrants”).
(iv) strategic advisor warrants that were issued by the Company pursuant to the strategic advisory consulting agreement dated August 28, 2025 with Sol Market (“Strategic Advisor Warrants”).

Each Cash Pre-Funded Warrant, Cryptocurrency Pre-Funded Warrant and Strategic Advisor Warrant is convertible into one share of Common Stock.

Accordingly, the amount is based upon an aggregate of 67,087,367 shares of Common Stock, Cash Pre-Funded Warrants, Cryptocurrency Pre-Funded Warrants and Strategic Advisor Warrants that are outstanding.

(2)	Calculated at $87.00 per $1,000,000.00 of the transaction valuation in accordance with the Fee Rate Advisory for Fiscal Year 2027. The transaction valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.

[1]	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the Registrant’s offer to purchase up to 95% of each of the following which are outstanding as of October 14, 2026, at a purchase price of $3.00 each: (i)shares of common stock, par value $0.0001 (“Common Stock”). (ii)cash pre-funded warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 (“Cash Pre-Funded Warrants”). (iii)cryptocurrency pre-funded warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 (“Cryptocurrency Pre-Funded Warrants”). (iv)strategic advisor warrants that were issued by the Company pursuant to the strategic advisory consulting agreement dated August 28, 2025 with Sol Market (“Strategic Advisor Warrants”). Each Cash Pre-Funded Warrant, Cryptocurrency Pre-Funded Warrant and Strategic Advisor Warrant is convertible into one share of Common Stock. Accordingly, the amount is based upon an aggregate of 67,087,367 shares of Common Stock, Cash Pre-Funded Warrants, Cryptocurrency Pre-Funded Warrants and Strategic Advisor Warrants that are outstanding.
[2]	Calculated at $87.00 per $1,000,000.00 of the transaction valuation in accordance with the Fee Rate Advisory for Fiscal Year 2027. The transaction valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.